GE INSTITUTIONAL FUNDS

U.S. Equity Fund

Core Value Equity Fund

Premier Growth Equity Fund

Small-Cap Equity Fund

S&P 500 Index Fund

International Equity Fund

Income Fund

Strategic Investment Fund

Money Market Fund

Supplement dated September 28, 2010

To the Prospectus dated January 29, 2010, as supplemented

on May 28, 2010, August 27, 2010, September 13, 2010, and September 14, 2010

All Funds (except Money Market Fund)

Effective September 20, 2010, the Board of Trustees has approved changes to the investment eligibility criteria for the GE Institutional Funds. Accordingly, the table in the sub-section entitled “Purchase and Sale of Fund Shares” under the “Summary Section” of the Prospectus for each Fund (except Money Market Fund) is deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors		Initial Investment	Subsequent Investments
•	Direct institutional investors (i.e., institutional investors purchasing shares for their own accounts directly with GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None
•	GE affiliated retirement plans.	None	None
•	Retirement plans that participate in GE Asset Management’s defined contribution full service program.
•	Investment only defined contribution plans with a minimum plan asset size of $25 million.
•	Investment only defined contribution plans of any asset size that invest through an authorized retirement plan platform that aggregate trades for plan participants through omnibus or pooled account arrangements.
•	Qualified college savings plans.
•

Investors who invest through authorized broker-dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other types of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

Money Market Fund

Effective September 20, 2010, the Board of Trustees has approved the re-opening of the Money Market Fund for purchase by new investors. Accordingly, on page 36 of the Prospectus, the table in the sub-section entitled “Purchase and Sale of Fund Shares” and the sentence that reads “The Fund is closed to new investors,” under the “Summary Section” for the Money Market Fund, are deleted in their entirety and replaced with the following:

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors		Initial Investment	Subsequent Investments
•	Direct institutional investors (i.e., institutional investors purchasing shares for their own accounts directly with GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None
•	GE affiliated retirement plans.	None	None
•	Retirement plans that participate in GE Asset Management’s defined contribution full service program.
• •

Investment only defined contribution plans with a minimum plan asset size of $25 million.

Investment only defined contribution plans of any asset size that invest through an authorized retirement plan platform that aggregate trades for plan participants through omnibus or pooled account arrangements.

•	Qualified college savings plans.
•	Affiliated non-money market mutual funds managed by GE Asset Management.
•	Investors who invest through authorized broker-dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other types of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

All Funds

On page 61 of the Prospectus, under the heading “How to Invest – Eligible Investors” the fourth paragraph is deleted in its entirety and replaced with the following:

GE Asset Management Defined Contribution Full Service Program:

Retirement plans that participate in GE Asset Management’s defined contribution full service program are eligible to invest in the Funds. There are no minimum investment requirements for initial or subsequent purchases of shares of any of the Fund by an eligible plan investor.

Investment Only Defined Contribution Plan Investors:

Any participant directed defined contribution plan with a minimum plan asset size of $25 million at the time of investment is eligible to invest in the Funds. Additionally, any participant directed defined contribution plan of any asset size that invests through an authorized retirement plan platform that aggregates trades for plan participants through omnibus or pooled account arrangements is eligible to invest in the Funds. There are no minimum investment requirements for initial or subsequent purchases of shares of any of the Funds by an eligible investment only defined contribution plan investor.

Also on page 61 of the Prospectus under the heading “How to Invest – Eligible Investors,” the following is added following the sub-heading “Other Investors”:

Money Market Fund Only:

Affiliated non-money market mutual funds managed by GE Asset Management are eligible to invest in the Money Market Fund. There are no minimum investment requirements for initial or subsequent purchases of shares of the Money Market Fund by an eligible fund.

On page 62 of the Prospectus, the sub-heading “Closed Fund:” and the immediately following paragraph, under the section “How to Invest – Choosing a Share Class” are deleted in their entirety.

This Supplement should be retained with your Prospectus for future reference.

GE INSTITUTIONAL FUNDS

U.S. Equity Fund

Supplement dated September 28, 2010

To the Summary Prospectus dated January 29, 2010

U.S. Equity Fund

Effective September 20, 2010, the Board of Trustees approved changes to the investment eligibility criteria for the GE Institutional Funds. Accordingly, the table in the sub-section entitled “Purchase and Sale of Fund Shares” on page 4 of the Summary Prospectus for the Fund is deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors		Initial Investment	Subsequent Investments
•	Direct institutional investors (i.e., institutional investors purchasing shares for their own accounts directly with GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None
•	GE affiliated retirement plans.	None	None
•	Retirement plans that participate in GE Asset Management’s defined contribution full service program.
•	Investment only defined contribution plans with a minimum plan asset size of $25 million.
•	Investment only defined contribution plans of any asset size that invest through an authorized retirement plan platform that aggregate trades for plan participants through omnibus or pooled account arrangements.
•	Qualified college savings plans.
•	Investors who invest through authorized broker-dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other types of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

This Supplement should be retained with your Summary Prospectus for future reference.

GE INSTITUTIONAL FUNDS

Core Value Equity Fund

Supplement dated September 28, 2010

To the Summary Prospectus dated January 29, 2010

Core Value Equity Fund

Effective September 20, 2010, the Board of Trustees approved changes to the investment eligibility criteria for the GE Institutional Funds. Accordingly, the table in the sub-section entitled “Purchase and Sale of Fund Shares” on page 4 of the Summary Prospectus for the Fund is deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors		Initial Investment	Subsequent Investments
•	Direct institutional investors (i.e., institutional investors purchasing shares for their own accounts directly with GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None
•	GE affiliated retirement plans.	None	None
•	Retirement plans that participate in GE Asset Management’s defined contribution full service program.
•	Investment only defined contribution plans with a minimum plan asset size of $25 million.
•	Investment only defined contribution plans of any asset size that invest through an authorized retirement plan platform that aggregate trades for plan participants through omnibus or pooled account arrangements.
•	Qualified college savings plans.
•	Investors who invest through authorized broker-dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other types of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

This Supplement should be retained with your Summary Prospectus for future reference.

GE INSTITUTIONAL FUNDS

Premier Growth Equity Fund

Supplement dated September 28, 2010

To the Summary Prospectus dated January 29, 2010

Premier Growth Equity Fund

Effective September 20, 2010, the Board of Trustees approved changes to the investment eligibility criteria for the GE Institutional Funds. Accordingly, the table in the sub-section entitled “Purchase and Sale of Fund Shares” on page 4 of the Summary Prospectus for the Fund is deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors		Initial Investment	Subsequent Investments
•	Direct institutional investors (i.e., institutional investors purchasing shares for their own accounts directly with GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None
•	GE affiliated retirement plans.	None	None
•	Retirement plans that participate in GE Asset Management’s defined contribution full service program.
•	Investment only defined contribution plans with a minimum plan asset size of $25 million.
•	Investment only defined contribution plans of any asset size that invest through an authorized retirement plan platform that aggregate trades for plan participants through omnibus or pooled account arrangements.
•	Qualified college savings plans.
•	Investors who invest through authorized broker-dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other types of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

This Supplement should be retained with your Summary Prospectus for future reference.

GE INSTITUTIONAL FUNDS

Small-Cap Equity Fund

Supplement dated September 28, 2010

To the Summary Prospectus dated January 29, 2010, as amended on September 13, 2010

Small-Cap Equity Fund

Effective September 20, 2010, the Board of Trustees approved changes to the investment eligibility criteria for the GE Institutional Funds. Accordingly, the table in the sub-section entitled “Purchase and Sale of Fund Shares” on page 4 of the Summary Prospectus for the Fund is deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors		Initial Investment	Subsequent Investments
•	Direct institutional investors (i.e., institutional investors purchasing shares for their own accounts directly with GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None
•	GE affiliated retirement plans.	None	None
•	Retirement plans that participate in GE Asset Management’s defined contribution full service program.
•	Investment only defined contribution plans with a minimum plan asset size of $25 million.
•	Investment only defined contribution plans of any asset size that invest through an authorized retirement plan platform that aggregate trades for plan participants through omnibus or pooled account arrangements.
•	Qualified college savings plans.
•	Investors who invest through authorized broker-dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other types of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

This Supplement should be retained with your Summary Prospectus for future reference.

GE INSTITUTIONAL FUNDS

S&P 500 Index Fund

Supplement dated September 28, 2010

To the Summary Prospectus dated January 29, 2010

S&P 500 Index Fund

Effective September 20, 2010, the Board of Trustees approved changes to the investment eligibility criteria for the GE Institutional Funds. Accordingly, the table in the sub-section entitled “Purchase and Sale of Fund Shares” on page 4 of the Summary Prospectus for the Fund is deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors		Initial Investment	Subsequent Investments
•	Direct institutional investors (i.e., institutional investors purchasing shares for their own accounts directly with GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None
•	GE affiliated retirement plans.	None	None
•	Retirement plans that participate in GE Asset Management’s defined contribution full service program.
•	Investment only defined contribution plans with a minimum plan asset size of $25 million.
•	Investment only defined contribution plans of any asset size that invest through an authorized retirement plan platform that aggregate trades for plan participants through omnibus or pooled account arrangements.
•	Qualified college savings plans.
•	Investors who invest through authorized broker-dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other types of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

This Supplement should be retained with your Summary Prospectus for future reference.

GE INSTITUTIONAL FUNDS

International Equity Fund

Supplement dated September 28, 2010

To the Summary Prospectus dated January 29, 2010

International Equity Fund

Effective September 20, 2010, the Board of Trustees approved changes to the investment eligibility criteria for the GE Institutional Funds. Accordingly, the table in the sub-section entitled “Purchase and Sale of Fund Shares” on page 4 of the Summary Prospectus for the Fund is deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors		Initial Investment	Subsequent Investments
•	Direct institutional investors (i.e., institutional investors purchasing shares for their own accounts directly with GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None
•	GE affiliated retirement plans.	None	None
•	Retirement plans that participate in GE Asset Management’s defined contribution full service program.
•	Investment only defined contribution plans with a minimum plan asset size of $25 million.
•	Investment only defined contribution plans of any asset size that invest through an authorized retirement plan platform that aggregate trades for plan participants through omnibus or pooled account arrangements.
•	Qualified college savings plans.
•	Investors who invest through authorized broker-dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other types of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

This Supplement should be retained with your Summary Prospectus for future reference.

GE INSTITUTIONAL FUNDS

Income Fund

Supplement dated September 28, 2010

To the Summary Prospectus dated January 29, 2010

Income Fund

Effective September 20, 2010, the Board of Trustees approved changes to the investment eligibility criteria for the GE Institutional Funds. Accordingly, the table in the sub-section entitled “Purchase and Sale of Fund Shares” on page 4 of the Summary Prospectus for the Fund is deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors		Initial Investment	Subsequent Investments
•	Direct institutional investors (i.e., institutional investors purchasing shares for their own accounts directly with GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None
•	GE affiliated retirement plans.	None	None
•	Retirement plans that participate in GE Asset Management’s defined contribution full service program.
•	Investment only defined contribution plans with a minimum plan asset size of $25 million.
•	Investment only defined contribution plans of any asset size that invest through an authorized retirement plan platform that aggregate trades for plan participants through omnibus or pooled account arrangements.
•	Qualified college savings plans.
•	Investors who invest through authorized broker-dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other types of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

This Supplement should be retained with your Summary Prospectus for future reference.

GE INSTITUTIONAL FUNDS

Strategic Investment Fund

Supplement dated September 28, 2010

To the Summary Prospectus dated January 29, 2010, as amended on September 13, 2010

Strategic Investment Fund

Effective September 20, 2010, the Board of Trustees approved changes to the investment eligibility criteria for the GE Institutional Funds. Accordingly, the table in the sub-section entitled “Purchase and Sale of Fund Shares” on page 4 of the Summary Prospectus for the Fund is deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors		Initial Investment	Subsequent Investments
•	Direct institutional investors (i.e., institutional investors purchasing shares for their own accounts directly with GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None
•	GE affiliated retirement plans.	None	None
•	Retirement plans that participate in GE Asset Management’s defined contribution full service program.
•	Investment only defined contribution plans with a minimum plan asset size of $25 million.
•	Investment only defined contribution plans of any asset size that invest through an authorized retirement plan platform that aggregate trades for plan participants through omnibus or pooled account arrangements.
•	Qualified college savings plans.
•	Investors who invest through authorized broker-dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other types of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

This Supplement should be retained with your Summary Prospectus for future reference.

GE INSTITUTIONAL FUNDS

Money Market Fund

Supplement dated September 28, 2010

To the Summary Prospectus dated January 29, 2010

Money Market Fund

Effective September 20, 2010, the Board of Trustees approved the re-opening of the Money Market Fund for purchase by new investors. Accordingly, on page 3 of the Summary Prospectus, the table in the sub-section entitled “Purchase and Sale of Fund Shares” and the sentence that reads “The Fund is closed to new investors,” are deleted in their entirety and replaced with the following:

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors		Initial Investment	Subsequent Investments
•	Direct institutional investors (i.e., institutional investors purchasing shares for their own accounts directly with GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None
•	GE affiliated retirement plans.	None	None
•	Retirement plans that participate in GE Asset Management’s defined contribution full service program.
•	Investment only defined contribution plans with a minimum plan asset size of $25 million.
•	Investment only defined contribution plans of any asset size that invest through an authorized retirement plan platform that aggregate trades for plan participants through omnibus or pooled account arrangements.
•	Qualified college savings plans.
•	Affiliated non-money market mutual funds managed by GE Asset Management.
•	Investors who invest through authorized broker-dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other types of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

This Supplement should be retained with your Summary Prospectus for future reference